Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Statutory Federal Income Tax Provision to Actual Income Tax Benefit

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax expense:

	December 31,
	2021	2020
Federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(4.7)%	(4.4)%
Equity related expenses	(1.7)%	(2.6)%
Tax exempt income	(2.2)%	-%
Change in valuation allowance	29.6%	28.0%
Total income tax expense	0.0%	0.0%
	December 31,
	2021	2020

Pre-tax book income tax at statutory rate	$(1,843)	$(1,476)
State taxes, net of federal benefit	(409)	(312)
Return to provision	-	1
Equity related expenses	(146)	(182)
Change in valuation allowance	2,587	1,970
Other	189	(1)
Total income tax expense	$-	$-

Schedule of Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$52,559	$50,005
Stock-based compensation	3,006	2,929
Federal R&D credit	2,222	2,222
Accrued expenses	156	135
Intangibles	216	103
Right of use asset/liabilities	3	-
Total deferred tax assets	58,162	55,394
Deferred tax liabilities:
Depreciation	(221)	(29)
Right of Use Asset/Liabilities	-	(11)

Total deferred tax liabilities	(221)	(40)
Less valuation allowance	(57,941)	(55,354)
Net deferred tax liability	$-	$-